Costs and Estimated Earnings On Uncompleted Contracts (Tables) - Environmental Turf Services, LLC [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Costs and Estimated Earnings On Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts and related amounts billed as of June 30, 2016 and September 30, 2016 are as follows:

	June 30, 2016	September 30, 2016
Costs incurred on uncompleted contracts	$534,706	$594,147
Estimated earnings	100,125	100.125

Less: Billings to date	508,273	667,505
	$126,558	$26,767

Costs and estimated earnings on uncompleted contracts and related amounts billed as of December 31, 2015, and December 31, 2014, are as follows:

	2015	2014
Costs incurred on uncompleted contracts	$273,872	$325,774
Estimated earnings	395,558	105,998

Less: Billings to date	466,773	395,433
	$202,657	$36,339

Schedule of Billings in Excess of Costs and Estimated earnings

Such amounts are included in the accompanying balance sheets as of June 30, 2016 and September 30, 2016 under the following captions:

	June 30, 2016	September 30, 2016

Billings in excess of costs and estimated earnings	$126,558	$26,767
	$126,558	$26,767

Such amounts are included in the accompanying balance sheets at December 31, 2015 and 2014, under the following captions:

	2015	2014

Billings in excess of costs and estimated earnings	$202,657	$36,339
	$202,657	$36,339